Income Tax (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$ 12,324	$ 650,601
Total gross deferred tax assets	12,324	650,601
Valuation allowance on deferred tax assets		(637,915)	$ (1,200,000)
Deferred tax assets, net of valuation allowance	$ 12,324	$ 12,686